Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment	12 Months Ended
Dec. 31, 2022
Buildings [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	39 years
Building improvements [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	15 years
Computer hardware [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	5 years
Tooling, machinery, and equipment [Member] | Minimum [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	5 years
Tooling, machinery, and equipment [Member] | Maximum [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	10 years
Vehicles [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	5 years
Computer software [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	3 years
Leasehold improvements [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Estimated useful life, description	15 years